Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000224086
Shareholder Report [Line Items]
Fund Name	Transition Fund
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transition Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Money market yields declined in 2025, as the Federal Reserve resumed reducing short-term interest rates starting in September. The Transition Fund is usually invested in a T. Rowe Price money market fund when it is not facilitating transitions between various T. Rowe Price equity portfolios.

  The fund’s low positive total return partially reflects that its assets were invested for a portion of the year in the T. Rowe Price U.S. Treasury Money Fund, which invests in Treasury bills and other very short-term U.S. government securities. Their yields were steady for much of the year but declined in the latter months of 2025, as the Federal Reserve resumed loosening monetary policy in September following a nine-month rate-cut hiatus.

  Throughout most of the last year, the fund facilitated a total of five transitions between various T. Rowe Price equity portfolios. The value of the assets involved in the transitions ranged from $150 million to $750 million. Following the completion of each transition, the fund returned to a 100% or near-100% cash allocation, with a focus on preserving principal value.

  The primary investment objective of the fund—which is only available for purchase by T. Rowe Price’s multi-asset products—is to seek the orderly transition of securities and other financial instruments it receives in connection with a portfolio transition. When the fund is not actively being used to facilitate a portfolio transition, the fund will seek to preserve principal value.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/19/21
Transition Fund	0.88%	1.52%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	0.39
FTSE 3-Month Treasury Bill (Strategy Benchmark)	4.40	3.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 20,984,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$20,984 Number of Portfolio Holdings1
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Money Market Funds	99.9%
Short-Term and Other	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Treasury Money Fund	99.9%

Updated Prospectus Web Address	www.troweprice.com/paperless